STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 06, 2021	Nov. 06, 2020	Oct. 30, 2020	Aug. 30, 2019	Jun. 12, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option issued during period							100,000		100,000
Stock option of exercise price							$ 0.29		$ 0.29
Stock option, expected dividend yield	0.00%							0.00%	0.00%	0.00%	0.00%
Stock option, risk free interest rate	2.65%									0.18%	2.08%
Stock option, volatility	168.00%									146.70%	194.50%
Stock option, expected term								3 years	3 years	3 years	3 years
Unrecognised expense						$ 17,000		$ 17,000
Vested options								40,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, risk free interest rate								0.43%	0.18%
Stock option, volatility								149.50%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, risk free interest rate								0.96%	146.70%
Stock option, volatility								157.00%
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option issued during period								40,000	20,000
Stock option of exercise price								$ 0.29	$ 0.27
Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option issued during period						50,000		50,000
Stock option of exercise price						$ 0.22		$ 0.22
Three Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock			440,000
Shares exercise price per share			$ 0.06
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock		43,105			32,890
Shares exercise price per share		$ 0.29			$ 0.38
Former Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock				60,000
Shares exercise price per share				$ 0.17